INVESTMENT IN UNCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT IN UNCONSOLIDATED AFFILIATES
Schedule of ownership percentage and investment in unconsolidated affiliates

Our ownership percentage and investment in unconsolidated affiliates were as follows (dollars in millions):

	December 31,
	2012	2011
Equity Method:
Louisiana Pigment Company, L.P. (50%)	$111	$90
BASF Huntsman Shanghai Isocyanate Investment BV (50%)(1)	81	79
Nanjing Jinling Huntsman New Material Co., Ltd. (49%)	24	—
International Polyurethanes Investments B.V. (45%)(2)	—	17
Jurong Ningwu New Materials Development Co., Ltd. (30%)	12	10
Others	2	1

Total equity method investments	230	197
Cost Method:
International Diol Company (4.35%)	5	5
White Mountain Titanium Corporation (3%)	3	—

Total investments	$238	$202

(1)
We own 50% of BASF Huntsman Shanghai Isocyanate Investment BV. BASF Huntsman Shanghai Isocyanate Investment BV owns a 70% interest in SLIC, thus giving us an indirect 35% interest in SLIC.

(2)
We began consolidating International Polyurethanes Investments B.V. as of July 3, 2012. See "Note 3. Business Combinations and Dispositions."

Sasol Huntsman GmbH and Co. KG
Investment in unconsolidated affiliates
Summarized applicable financial information of unconsolidated affiliates

Summarized applicable financial information of Sasol-Huntsman is presented below (dollars in millions):

	Year ended December 31,
	2011(1)	2010
Revenues	$40	$108
Gross profit	7	14
Net income	(2)	10
(1)
Represents activity for the period from January 1, 2011 to the date of consolidation on April 1, 2011. No balance sheet information was presented due to the consolidation of Sasol-Huntsman in 2011.

Others
Investment in unconsolidated affiliates
Summarized applicable financial information of unconsolidated affiliates

Summarized applicable financial information of our other unconsolidated affiliates is presented below (dollars in millions):

	December 31,
	2012		2011	2010
Assets	$624		$621
Liabilities	257		285
Revenues	1,083	(1)	954	$936
Net income	17	(1)	22	10
(1)
Contains activity for International Polyurethanes Investments B.V. for the period from January 1, 2012 to the date of consolidation on July 3, 2012.